Bank Loans and Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Summary of Detailed Information About Borrowings

		On December 31, (1)
													Carrying		Fair		Carrying
											2027		Value at		Value at		Value at
											and		December		December		December
(in millions of Mexican pesos)	2022		2023		2024		2025		2026		Thereafter		31, 2021		31, 2021		31, 2020(1)
Short-term debt:
Fixed-rate debt:
Colombian pesos
Bank loans	Ps.	311	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	311	Ps.	311	Ps.	168
Interest rate		2.5%		—		—		—		—		—		2.5%		—		2.1%
Argentine pesos
Bank loans		461		—		—		—		—		—		461		461		711
Interest rate		41.0%		—		—		—		—		—		41.0%		—		44.7%
Chilean pesos
Bank loans		261		—		—		—		—		—		261		261		1,027
Interest rate		0.7%		—		—		—		—		—		0.7%		—		1.9%
U.S. dollars
Bank loans		—		—		—		—		—		—		—		—		1,150
Interest rate		—%		—		—		—		—		—		—%		—		2.0%
Uruguayan pesos
Bank loans		184		—		—		—		—		—		184		184		498
Interest rate		6.0%		—		—		—		—		—		6.0%		—		15.1%
Guatemalan quetzal
Bank loans		26		—		—		—		—		—		26		26		63
Interest rate		6.3%		—		—		—		—		—		6.3%		—		6.3%
Variable-rate debt:
Mexican pesos
Bank loans		760		—		—		—		—		—		760		760		360
Interest rate		5.9%		—		—		—		—		—		5.9%		—		5.2%
Colombian pesos
Bank loans		—		—		—		—		—		—		—		—		492
Interest rate		—%		—		—		—		—		—		—%		—		3.0%
Total short-term debt	Ps.	2,003	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	2,003	Ps.	2,003	Ps.	4,469
(1)	All interest rates shown in this table are weighted average contractual annual rates.

		On December 31, (1)
													Carrying		Fair		Carrying
											2027		Value at		Value at		Value at
											and		December		December		December
(in millions of Mexican pesos)	2022		2023		2024		2025		2026		Thereafter		31, 2021		31, 2021		31, 2020(1)
Long-term debt:
Fixed-rate debt:
Euro
Senior unsecured notes	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	27,646	Ps.	27,646	Ps.	27,321	Ps.	24,469
Interest rate		—		—		—		—		—		0.7%		0.7%		—		1.7%
U.S. dollars
Yankee bond		—		—		—		—		—		52,255		52,255		56,147		50,597
Interest rate		—		—		—		—		—		3.1%		3.1%		—		3.1%
Bank of NY (FEMSA USD 2023)		—		6,170		—		—		—		—		6,170		6,323		5,975
Interest rate (1)		—		2.9%		—		—		—		—		2.9%		—		2.9%
Bank of NY (FEMSA USD 2043)		—		—		—		—		—		14,262		14,262		16,991		13,805
Interest rate (1)		—		—		—		—		—		4.4%		4.4%		—		4.4%
Bank of NY (FEMSA USD 2050)		—		—		—		—		—		51,174		51,174		53,707		49,549
Interest rate (1)		—		—		—		—		—		3.5%		3.5%		—		3.5%
Bank loans		—		—		2,352		—		—		—		2,352		2,352		2,293
Interest rate		—		—		3.6%		—		—		—		3.6%		—		3.7%
Mexican pesos
Domestic senior notes		—		7,498		—		—		—		18,449		25,947		24,722		21,483
Interest rate		—		5.5%		—		—		—		7.6%		7.0%		—		7.0%
Bank loans		82		75		68		65		15		—		305		305		165
Interest rate		6.5%		6.1%		5.6%		5.3%		1.1%		—		5.7%		—		9.3%
Brazilian reais
Bank loans		48		28		18		—		—		—		94		94		157
Interest rate		6.0%		6.4%		6.6%		—		—		—		6.2%		—		6.1%
Chilean pesos
Bank loans		—		338		—		—		—		—		338		338		15
Interest rate		—		1.2%		—		—		—		—		1.2%		—		3.2%
Uruguayan pesos
Bank loans		256		930		—		—		—		—		1,186		1,186		1,031
Interest rate		8.0%		6.3%		—		—		—		—		6.7%		—		10.8%
Subtotal	Ps.	386	Ps.	15,039	Ps.	2,438	Ps.	65	Ps.	15	Ps.	163,786	Ps.	181,729	Ps.	189,486	Ps.	169,539
(2)	All interest rates shown in this table are weighted average contractual annual rates.

		On December 31, (1)
													Carrying		Fair		Carrying
											2027		Value at		Value at		Value at
(in millions											and		December		December		December
of Mexican pesos)	2022		2023		2024		2025		2026		Thereafter		31, 2021		31, 2021		31, 2020(1)
Variable-rate debt:
Mexican pesos
Domestic senior notes	Ps.	1,499	Ps.	—	Ps.	—	Ps.	1,726	Ps.	2,425	Ps.	—	Ps.	5,650	Ps.	5,540	Ps.	3,181
Interest rate (1)		5.5%		—		—		5.3		5.3%		—		5.4%		—		4.6%
Bank Loans		170		72		48		29		11		—		330		330		9,771
Interest rate (1)		6.2%		6.6%		6.9%		6.9%		6.8%		—		6.5%		—		8.4%
Brazilian reais
Bank loans		5		—		—		—		—		—		5		5		47
Interest rate		9.0%		—		—		—%		—		—		9.0%		—		8.1%
Colombian pesos
Bank loans		10		—		—		—		—		—		10		10		25
Interest rate		4.5%		—		—		—		—		—		4.5%		—		4.4%
Chilean pesos
Bank loans		567		291		—		—		—		—		858		858		1,633
Interest rate		1.8%		1.8%		—		—		—		—		1.8%		—		3.5%
Subtotal	Ps.	2,251	Ps.	363	Ps.	48	Ps.	1,755	Ps.	2,436	Ps.	—	Ps.	6,853	Ps.	6,743	Ps.	14,657
Total long-term debt	Ps.	2,637	Ps.	15,402	Ps.	2,486	Ps.	1,820	Ps.	2,451	Ps.	163,786	Ps.	188,582	Ps.	196,229	Ps.	184,196
Current portion of long-term debt														(2,637)				(4,332)
													Ps.	185,945			Ps.	179,864
(1)	All interest rates shown in this table are weighted average contractual annual rates.

Summary of Financial Instruments by Type of Interest Rate

											2027 and	Total		Total
Hedging Derivative Financial Instruments (1)	2022		2023		2024		2025		2026		Thereafter	2021		2020
	(notional amounts in millions of Mexican pesos)														`
Cross-currency swaps:
U.S. dollars to Mexican pesos
Fixed to a variable (3)	Ps.	—	Ps.	11,403	Ps.	—	Ps.	—	Ps.	—	—	Ps.	11,403	Ps.	20,979
Interest pay rate		—		7.0%		—		—		—	—		7.0%		7.5%
Interest receive rate		—		4.0%		—		—		—	—		4.0%		3.9%
Fixed to fixed		—		3,120		—		10,000		—	11,115		24,235		23,835
Interest pay rate		—		7.2%		—		8.2%		—	8.9%		8.4%		8.1%
Interest receive rate		—		3.1%		—		3.5%		—	3.6%		3.5%		3.3%
Fixed to fixed (2)
Interest pay rate		—		—		—		—		—	9.4%		9.4%		8.8%
Interest receive rate		—		—		—		—		—	4.4%		4.4%		4.2%
U.S. dollars to Euro
Fixed to fixed		—		—		—		—		—	15,078		15,078		—
Interest pay rate		—		—		—		—		—	1.9%		1.9%		—%
Interest receive rate		—		—		—		—		—	3.5%		3.5%		—%
U.S. dollars to Brazilian reais
Fixed to variable		—		—		—		—		5,146	—		5,146		—
Interest pay rate		—		—		—		—		9.9%	—		9.9%		—%
Interest receive rate		—		—		—		—		2.1%	—		2.1%		—%
Fixed to fixed		—		9,880		—		—		—	—		9,880		—
Interest pay rate		—		9.5%		—		—		—	—		9.5%		—%
Interest receive rate		—		3.9%		—		—		—	—		3.9%		—%
Colombian pesos
Fixed to fixed		—		—		—		—		—	—		—		404
Interest pay rate		—		—		—		—		—	—		—%		5.0%
Interest receive rate		—		—		—		—		—	—		—%		2.4%
Interest rate swaps:
Fixed to variable rate:		—		—		—		—		—	6,175		6,175		—
Interest pay rate		—		—		—		—		—	0.4%		0.4%		—%
Interest receive rate		—		—		—		—		—	1.9%		1.9%		—%
Variable to a fixed rate:		131		726		2,367		—		—	—		3,225		4,716
Interest pay rate		6.6%		5.8%		3.6%		—		—	—		4.2%		5.0%
Interest receive rate		2.4%		1.8%		1.9%		—		—	—		1.9%		2.9%
Variable to fixed rate (3):
Interest pay rate		—		7.2%		—		—		—	—		7.2%		7.2%
Interest receive rate		—		7.0%		—		—		—	—		7.0%		5.7%
(1)	All interest rates shown in this table are weighted average contractual annual rates.

(2)	Cross Currency swaps which covers U.S. dollars to Mexican pesos with a notional of Ps.8,869, that have a starting date in 2023; receiving a fixed rate of 4.4% and pay a fixed rate of 9.4%.

(3)	Interest rate swaps with a notional amount of Ps. 11,403 that receive a variable rate of 7.0% and pay a fixed rate of 7.2%; joined with a cross-currency swap, which covers U.S. dollars to Mexican pesos, that receives a fixed rate of 4.0% and pay a variable rate of 7.0%.

Summary of Interest Expense

For the years ended December 31, 2021, 2020 and 2019, the interest expense is comprised as follows:

	2021		2020		2019
Interest on debts and borrowings	Ps.	9,356	Ps.	10,789	Ps.	6,434
Finance charges for employee benefits, net		476		456		382
Derivative instruments		1,970		1,428		2,300
Finance operating charges		18		(231)		243
Finance charges payable for leases		5,118		5,074		4,774
	Ps.	16,938	Ps.	17,516	Ps.	14,133

Summary of Liabilities Arising from Financing Activities

19.1 Reconciliation of liabilities arising from financing activities

	Carrying												Carrying
	Value at												Value at
	January												December 31,
	1, 2021		Cash Flows		Non-cash effects								2021
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	19,430	Ps.	(11,015)	Ps.	—	Ps.	—	Ps.	(939)	Ps.	104	Ps.	7,580
Notes payable		169,235		12,156		—		—		1,614		—		183,005
Total liabilities from financing activities		188,665		1,141		—		—		675		104		190,585
Financial leases		58,308		(12,325)		1,540		7,871		(798)		7,759		62,355
Total financing activities	Ps.	246,973	Ps.	(11,184)	Ps.	1,540	Ps.	7,871	Ps.	(123)	Ps.	7,863	Ps.	252,940

(1) Includes mainly remeasurements of leases, and amortization of transaction costs.

	Carrying												Carrying
	Value at												Value at
	January												December
	1, 2020		Cash Flows		Non-cash effects								31, 2020
									Foreign
					Acquisition		New leases		Exchange		Others (1)
									Income
									(Loss)
Bank loans	Ps.	20,807	Ps.	(1,286)	Ps.	—	Ps.	—	Ps.	221	Ps.	(312)	Ps.	19,430
Notes payable		97,144		67,379		—		—		4,813		(101)		169,235
Total liabilities from financing activities		117,951		66,093		—		—		5,034		(413)		188,665
Financial leases		54,679		(9,810)		1,765		7,982		(584)		4,276		58,308
Total liabilities from financing activities		172,630	Ps.	56,283	Ps.	1,765	Ps.	7,982	Ps.	4,450	Ps.	3,863	Ps.	246,973
(1)Includes mainly remeasurements of leases, and amortization of transaction costs.

	Carrying												Carrying
	Value at												Value at
	January												December
	1, 2019		Cash Flows		Non-cash effects								31, 2019
									Foreign
					Acquisition		New leases		Exchange		Others
									Income
									(Loss)
Bank loans	Ps.	22,944	Ps.	(2,999)	Ps.	1,917	Ps.	—	Ps.	(397)	Ps.	(658)	Ps.	20,807
Notes payable		105,720		(5,022)		—		—		(1,244)		(2,310)		97,144
Total liabilities from financing activities		128,664		(8,021)		1,917		—		(1,641)		(2,968)		117,951
Lease liabilities		50,220		(8,848)		2,187		7,490		(10)		3,640		54,679
Total liabilities from financing activities		178,884		(16,869)		4,104		7,490		(1,651)		672		172,630